Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Fair Value liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of June 30, 2015 and December 31, 2014:

	Fair value measured at June 30, 2015
	Total carrying value at June 30, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Digital Currencies	$46,100	$46,100	$-	$-

Liabilities:
Derivative Liabilities	$3,512,836	$-	$-	$3,512,836

	Fair value measured at December 31, 2014
	Total carrying value at December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Digital Currencies	$16,040	$16,040	$-	$-

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2014:

	Fair value measured at December 31, 2014
	Total carrying value at December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Digital Currencies	$16,040	$16,040	$-	$-

	Fair value measured at December 31, 2013
	Total carrying value at December 31, 2013	Quoted prices in active markets 5 (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Digital Currencies	$22,959	$22,959	$-	$-

Schedule of Changes in Level 3 Liabilities Measured at Fair Value

Changes in Level 3 liabilities measured at fair value for the six months ended June 30, 2015:

Balance - January 1, 2015	$-
Fair value of derivative liability on date of issuance (January 19, 2015)	952,600
Fair value of derivative liability on date of issuance (April 20, 2015)	2,843,811
Fair value of derivative liability on date of issuance (June 16, 2015)	40,377
Change in fair value of derivative liability	(323,952)
Balance - June 30, 2015	$3,512,836

Changes in Level 3 liabilities measured at fair value for the twelve months ended December 31, 2014:

Balance - January 1, 2014	$-
Fair value of warrant liability on date of issuance (February 6, 2014)	227,239
Change in fair value of warrant liability immediately before reclassification	(204,957)
Reclassification of derivative liability warrant	(22,282)
Balance - December 31, 2014	$-

Summary of Quantitative Information to Valuation Methodology

A summary of quantitative information with respect to valuation methodology, estimated using a probability-weighted Black-Scholes option pricing model, which is comparable to a Binomial option pricing model, and significant unobservable inputs used for the Company’s warrant liabilities that are categorized within Level 3 of the fair value hierarchy for the six months ended June 30, 2015 is as follows:

Date of valuation	January 19, 2015	March 31, 2015
Fair value of Common Stock	$0.08	$0.23
Strike price	$0.10	$0.10
Volatility (annual)	108%	108%
Risk-free rate	1.3%	1.4%
Expected life (years)	5.0	4.8
Dividend yield (per share)	0	0

Date of valuation	April 16, 2015	June 16, 2015	June 30, 2015
Fair value of Common Stock	$0.24	$0.20	$0.18
Strike price	$0.38	$0.31	$0.1-$0.38
Volatility (annual)	160%	113%	113%
Risk-free rate	1.3%	0.5%	0.5%-1.6%
Expected life (years)	5.0	1.5	1.4-4.8
Dividend yield (per share)	0	0	0

A summary of quantitative information with respect to valuation methodology, estimated using a probability-weighted Black-Scholes option pricing model, which is comparable to a Binomial option pricing model, and significant unobservable inputs used for the Company’s warrant liabilities that are categorized within Level 3 of the fair value hierarchy for the year ended December 31, 2014 is as follows:

Date of valuation	February 6, 2014	March 31, 2014	June 30, 2014
Fair value of common stock	$0.44	$0.32	0.17
Dividend yield (per share)	0.00%	0.00%	0.00%
Strike price	$1.00	$1.00	1.00
Volatility (annual)	74%	74%	71%
Risk-free rate	0.66%	0.93%	0.88%
Expected life (years)	3.0	2.9	2.7